Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Changes In Goodwill [Abstract]
Summary of Goodwill
	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Balance as of January 1,	-	15,762	16,262
Goodwill acquired (Note 24)	15,762	500	826
Balance as of December 31,	15,762	16,262	17,088